787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 30, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Floating Rate Income Strategies Fund, Inc.
Investment Company Act File No. 811-21413

Ladies and Gentlemen:

On behalf of BlackRock Floating Rate Income Strategies Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

Any questions on the Registration Statement should be directed to the undersigned at (212) 728-8369.

Very truly yours,

/s/ Robert C. Harrington
Robert C. Harrington

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Ben Niehaus, Esq., BlackRock Advisors, LLC
Elliot J. Gluck, Willkie Farr & Gallagher LLP

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